VESSELS AND EQUIPMENT, NET (Details) $ in Thousands	3 Months Ended	6 Months Ended
	Mar. 31, 2016	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)
Property, Plant and Equipment [Line Items]
Depreciation		$ (73,321)	$ (18,980)
Assets Held-for-sale, Not Part of Disposal Group		(170,775)
Vessels and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		1,379,292		$ 1,311,544
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment		(130,265)		(122,346)
Property, Plant and Equipment, Net		1,249,027		$ 1,189,198
Depreciation		(26,018)
Property, Plant and Equipment, Additions		131
Property, Plant and Equipment, Disposals		(2,428)
Property, Plant and Equipment, Impairment [Policy Text Block]		(36,311)
Accumulated Depreciation on Tangible Asset Impairment Charges		18,099
Property, Plant and Equipment, Transfers and Changes		277,131
LR2 tanker [Member]
Property, Plant and Equipment [Line Items]
Number of newbuilding vessels delivered	4
MR tanker [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Impairment [Policy Text Block]		$ (18,200)
number of vessels held for sale		6
sale price		$ 172,500